UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1464

Legg Mason Partners Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS FUNDS, INC.

LEGG MASON PARTNERS U.S. GOVERNMENT

SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2006

Legg Mason Partners U.S. Government Securities Fund

Schedule of Investments (unaudited)	September 30, 2006

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES - 91.7%
FHLMC - 21.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
$780,388	6.126% due 2/1/32 (a)	$793,746
1,283,410	5.717% due 5/1/32 (a)	1,317,826
1,575,000	4.500% due 10/12/36 (b)(c)	1,472,134
	Gold:
601,357	7.000% due 11/1/15-2/1/16	617,004
1,916,234	6.500% due 6/1/16-1/1/32	1,958,685
2,526,535	6.000% due 3/1/17	2,563,839
5,000,000	4.500% due 10/17/21 (b)(c)	4,817,190
42,000,000	5.500% due 10/17/21-10/12/36 (b)(c)	41,619,375
24,400,000	5.000% due 10/12/36 (b)(c)	23,469,750
6,000,000	6.500% due 10/12/36 (b)(c)	6,112,500

	TOTAL FHLMC	84,742,049

FNMA - 58.1%
	Federal National Mortgage Association (FNMA):
158,579	6.500% due 7/1/16-5/1/32	162,156
801,635	5.500% due 11/1/16-12/1/16	804,172
8,612,317	4.500% due 8/1/18 (d)	8,337,739
1,280,227	5.000% due 12/1/18	1,262,720
55,850,000	5.500% due 10/17/21-10/12/36 (b)(c)	55,340,915
30,450,000	6.000% due 10/17/21-10/12/36 (b)(c)	30,619,841
3,187,537	7.000% due 4/1/26-6/1/32	3,285,177
3,843,921	6.000% due 3/1/31-7/1/32	3,873,934
664,944	5.548% due 6/1/32 (a)	680,888
4,384,779	6.500% due 12/1/32 (d)	4,482,903
14,212,737	5.500% due 8/1/33 (d)	14,055,288
39,006,087	5.000% due 3/1/34 (d)	37,625,276
12,374,600	6.000% due 10/1/34 (d)	12,454,521
37,900,000	5.000% due 10/12/36 (b)(c)	36,431,375
6,680,000	6.500% due 10/12/36 (b)(c)	6,803,166
11,500,000	5.000% due 11/13/36 (b)	11,050,787

	TOTAL FNMA	227,270,858

GNMA - 12.0%
	Government National Mortgage Association (GNMA):
2,115,147	7.000% due 1/15/29-11/15/31	2,185,612
583,116	7.500% due 1/15/30-10/15/31	607,037
3,090,455	6.500% due 10/15/31-10/15/32	3,176,120
3,820,615	6.000% due 11/15/32 (d)	3,874,695
18,653,793	5.000% due 5/15/33 (d)	18,162,330
2,100,000	5.000% due 10/19/36 (b)	2,040,280
10,000,000	5.500% due 10/19/36 (b)(c)	9,934,380
6,700,000	6.500% due 10/19/36 (b)	6,871,687

	TOTAL GNMA	46,852,141

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $363,182,839)	358,865,048

ASSET-BACKED SECURITIES - 13.0%
Credit Card - 0.6%
2,420,000	Compucredit Acquired Portfolio Voltage Master Trust, Series 2006-1A, Class A1, 5.500% due 9/15/18 (a)(e)	2,428,228

Home Equity - 12.4%
2,327,605	ACE Securities Corp., Series 2006-SL2, Class A, 5.494% due 1/25/36 (a)	2,329,658

See Notes to Schedule of Investments.

Legg Mason Partners U.S. Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2006

Face Amount	Security	Value
Home Equity - 12.4% (continued)
$3,424,891	Asset Backed Funding Certificates, Series 2005-WF1, Class A2B, 5.510% due 1/25/35 (a)	$3,430,203
3,355,257	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A4, 5.598% due 4/28/36 (a)	3,359,994
	Countrywide Asset-Backed Certificates:
2,605,613	Series 2005-4, Class 3AV2, 5.540% due 10/25/35 (a)	2,609,695
3,778,429	Series 2006-SD3, Class A1, 5.660% due 7/25/36 (a)(d)(e)	3,778,411
	Countrywide Home Equity Loan Trust:
3,449,039	Series 2004-R, Class 2A, 5.580% due 3/15/30 (a)	3,465,421
3,463,392	Series 2006-RES, Class 4F1B, 5.590% due 7/25/36 (a)(d)(e)	3,468,772
416,790	Countrywide Inc., Asset-Backed Certificates, Series 2002-S3, Class M1, 4.800% due 5/25/32	412,920
914,791	EMC Mortgage Loan Trust, Series 2006-A, Class A1, 5.774% due 12/25/42 (a)(e)	914,786
3,365,497	Indymac Home Equity Loan Asset-Backed Trust, Series 2004-C, Class 1A1, 5.640% due 3/25/35 (a)	3,372,630
320,903	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.390% due 8/25/36 (a)	321,104
	Lehman XS Trust:
3,800,000	Series 2006-14N, Class 1A1B, 5.540% due 9/25/46 (a)(d)	3,798,812
3,801,512	Series 2006-GP4, Class 3A1A, 5.400% due 8/25/46 (a)(d)	3,800,324
2,001,629	Long Beach Mortgage Loan Trust, Series 2005-WL1, Class 2A2, 5.500% due 6/25/35 (a)	2,003,320
3,900,000	Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A1, 5.410% due 10/25/36 (a)(d)	3,900,000
1,642,515	Novastar Home Equity Loan, Series 2003-2, Class A2, 5.670% due 9/25/33 (a)	1,645,889
1,440,858	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 5.830% due 12/25/33 (a)	1,453,846
685,978	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 5.670% due 1/25/33 (a)	686,921
3,592,150	Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 5.660% due 3/25/36 (a)(d)(e)	3,592,150

	Total Home Equity	48,344,856

	TOTAL ASSET-BACKED SECURITIES (Cost - $50,735,437)	50,773,084

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.2%
2,057,186	Adjustable Rate Mortgage Trust, Whole Loan, Series 2005-3, Class 7A1, 5.085% due 7/25/35 (a)	2,044,335
	American Home Mortgage Assets:
3,769,072	Series 2006-3, Class 3A12, 5.514% due 10/25/46 (a)(d)	3,745,080
3,900,000	Series 2006-4, Class 1A12, 5.540% due 10/25/46 (a)(d)	3,907,937
	American Home Mortgage Investment Trust:
545,259	Series 2006-2, Class 1A1, 5.410% due 6/25/46 (a)	545,089
3,900,000	Series 2006-2, Class 1A2, 5.490% due 6/25/46 (a)(d)	3,891,773
3,755,853	Banc of America Funding Corp., Series 2006-G, Class 2A2, 5.405% due 7/20/36 (a)(d)	3,752,142
	Countrywide Alternative Loan Trust:
306,792	Series 2005-24, Class 1A1, 5.742% due 7/20/35 (a)	308,077
3,604,955	Series 2005-24, Class 4A1, 5.560% due 7/20/35 (a)(d)	3,614,974
274,573	Series 2005-59, Class 1A2A, 5.706% due 11/20/35 (a)	275,562
592,484	Series 2006-OA11, Class A4, 5.520% due 9/25/46 (a)	592,484
3,900,000	Series 2006-OA17, Class 1A1A, 5.525% due 12/25/46 (a)(d)	3,900,000

See Notes to Schedule of Investments.

Legg Mason Partners U.S. Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2006

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.2% (continued)
	Countrywide Home Loan:
	Mortgage Pass-Through Trust:
$830,057	Series 2005-9, Class 1A1, 5.630% due 5/25/35 (a)	$834,122
970,588	Whole Loan, Series 2003-HYB1, Class 1A1, 3.680% due 5/19/33 (a)	966,287
3,523,460	Series 2003-J10, Class 1A2, 5.250% due 11/25/33 (d)	3,498,169
	Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass Through Securities:
4,009,767	Series T-51, Class 1A, 6.500% due 9/25/43 (d)	4,085,944
753,684	Series T-56, Class A3B, 4.406% due 8/25/39	749,076
	Federal National Mortgage Association (FNMA):
1,605,596	Grantor Trust, Series 2002-T12, Class A5, 5.614% due 10/25/41 (a)	1,681,021
	Whole Loan:
1,176,481	Series 2003-W6, Class 1A31, 4.243% due 10/25/42	1,171,877
3,305,059	Series 2003-W12, Class 2A4, 3.350% due 6/25/43	3,251,329
2,215,347	Series 2003-W14, Class 2A, 5.471% due 1/25/43 (a)	2,271,399
1,278,508	Series 2003-W19, Class 2A, 5.487% due 6/25/33 (a)	1,304,818
3,344,959	Series 2004-W1, Class 3A, 5.517% due 1/25/43 (a)	3,467,912
	Greenpoint Mortgage Funding Trust:
3,800,000	Series 2006-AR4, Class A1A, 5.430% due 9/25/46 (a)(d)	3,800,000
3,900,000	Series 2006-AR5, Class A1A, 5.404% due 10/25/46 (a)(d)	3,900,000
819,637	GSAMP Trust, Series 2004-AR1, Class A2B, 5.930% due 6/25/34 (a)	820,152
	Harborview Mortgage Loan Trust:
877,487	Series 2006-7, Class 2A1A, 5.530% due 10/19/37 (a)	877,487
3,900,000	Series 2006-9, Class 2A1A, 5.530% due 11/19/36 (a)	3,900,000
	Impac CMB Trust:
3,117,385	Series 2004-7, Class 1A1, 5.700% due 11/25/34 (a)	3,121,929
3,559,725	Series 2004-10, Class 3A1, 5.680% due 3/25/35 (a)(d)	3,566,522
	IMPAC Secured Assets Corp.:
1,163,285	Series 2004-3, Class 1A4, 5.730% due 11/25/34 (a)	1,167,434
342,306	Series 2005-2, Class A1, 5.650% due 3/25/36 (a)	343,097
	Indymac Index Mortgage Loan Trust:
2,095,391	Series 2005-AR21, Class 4A1, 5.419% due 10/25/35 (a)	2,080,289
3,801,605	Series 2006-AR4, Class A1A, 5.540% due 5/25/46 (a)(d)	3,806,068
3,829,244	Luminent Mortgage Trust, 5.530% due 2/25/46 (a)(d)	3,827,061
921,084	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A1, 4.073% due 8/25/34 (a)	915,087
368,577	Puma Finance Ltd., Series S1, Class A, 5.699% due 8/9/35 (a)(e)	369,038
	Structured ARM Loan Trust:
565,627	Series 2004-17, Class A1, 5.516% due 11/25/34 (a)	562,374
1,447,169	Series 2005-2, Class A2, 5.580% due 2/25/35 (a)	1,448,851
3,871,037	Structured Asset Mortgage Investments Inc., Series 2006-AR6, Class 1A1, 5.504% due 7/25/36 (a)(d)	3,874,506
4,346,421	Structured Asset Securities Corp., Series 2005-RF3, Class 2A, 5.640% due 6/25/35 (a)(d)(e)	4,411,617
	Thornburg Mortgage Securities Trust:
337,855	Series 2004-1, Class I2A, 5.780% due 3/25/44 (a)	338,170
3,760,574	Series 2005-2, Class A4, 5.580% due 7/25/45 (a)(d)	3,762,898
3,826,130	Series 2005-3, Class A3, 5.590% due 10/25/35 (a)(d)	3,833,107
1,352,520	Series 2006-1, Class A3, 5.500% due 1/25/36 (a)	1,351,043
2,438,048	Series 2006-3, Class A2, 5.435% due 6/25/36 (a)	2,434,908
	Washington Mutual Inc.:
1,066,660	Series 2005-AR11, Class A1A, 5.650% due 8/25/45 (a)	1,069,820
3,702,414	Series 2005-AR17, Class A1A1, 5.600% due 12/25/45 (a)(d)	3,717,829
	Washington Mutual Mortgage Pass-Through Certificates:
3,948,539	Series 2003-MS8, Class 1A7, 5.500% due 5/25/33 (d)	3,937,838
817,158	Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (a)	809,514

See Notes to Schedule of Investments.

Legg Mason Partners U.S. Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2006

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.2% (continued)
$550,229	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.615% due 8/25/36 (a)	$549,822

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $114,787,484)	114,455,868

CORPORATE BOND - 1.0%
Diversified Financial Services - 1.0%
3,884,444	Air 2 US, 8.027% due 10/1/19 (d)(e) (Cost - $3,923,289)	3,906,294

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.7%
U.S. Government Agencies - 2.6%
5,700,000	Federal Home Loan Bank (FHLB), 3.800% due 1/16/07 (d)	5,675,387
4,500,000	Federal National Mortgage Association (FNMA), 5.000% due 1/15/07 (d)	4,495,797

	Total U.S. Government Agencies	10,171,184

U.S. Government Obligations - 0.1%
300,000	U.S. Treasury Notes, 4.000% due 4/15/10 (f)	294,317

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $10,554,364)	10,465,501

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $543,183,413)	538,465,795

SHORT-TERM INVESTMENTS - 24.2%
Sovereign Bond - 1.0%
3,900,000	Government of Canada, 5.142% due 12/15/06 (g) (Cost - $3,859,275)	3,858,073

U.S. Government Agency - 0.1%
450,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (f)(g) (Cost - $433,375)	433,558

Repurchase Agreement - 23.1%
90,259,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $90,299,090; (Fully collateralized by U.S. Government Agency Obligations, 3.375% to 5.500% due 1/15/08 to 12/15/08; Market value - $92,064,963) (Cost - $90,259,000) (d)	90,259,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $94,551,650)	94,550,631

	TOTAL INVESTMENTS - 161.8% (Cost - $637,735,063#)	633,016,426
	Liabilities in Excess of Other Assets - (61.8)%	(241,783,313)

	TOTAL NET ASSETS - 100.0%	$391,233,113

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2 ).

(d)	All or a portion of this security is segregated for open futures contracts, extended settlements, TBA’s and/or mortgage dollar rolls.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ARM	— Adjustable Rate Mortgage

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners U.S. Government Securities Fund (formerly known as Smith Barney U.S. Government Securities Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Funds, Inc. (formerly known as Smith Barney Funds, Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of the portfolio securities due to changes in interest rates or as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$688,593
Gross unrealized depreciation	(5,407,230)

Net unrealized depreciation	$(4,718,637)

At September 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. Treasury 2 Year Notes	20	12/06	$4,081,772	$4,090,000	$8,228
U.S. Treasury 5 Year Notes	147	12/06	15,483,352	15,510,797	27,445
U.S. Treasury Bonds	25	12/06	2,765,531	2,810,156	44,625

					80,298

Contracts to Sell:
U.S. Treasury 10 Year Notes	306	12/06	$33,153,126	$33,067,125	$86,001

Net Unrealized Gain on Open Futures Contracts					$166,299

At September 30, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $223,026,505.

During the period ended September 30, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $1,992,896,699.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: November 28, 2006